VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Cash	$ 2,383	$ 2,508	$ 30,024,372	$ 6,137,689
Restricted cash	692,692	692,734	$ 819,269	$ 785,806
Short-term investments	26,797,081	26,179,662
Accounts receivable	18,960	51,202
Other current assets	107,508	168,957
Right-of-use assets, operating lease	54,870	143,438
Other non-current assets	0	20,078
Total Assets	35,479,774	35,030,828
Taxes payable	623,825	466,878
Other current liabilities	1,173,510	126,530
Total Liabilities	3,062,868	1,548,806
TRX, ZJ
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Cash	2,262	1,365
Restricted cash	692,692	692,734
Short-term investments	26,797,081	26,179,662
Accounts receivable	18,960	51,202
Other current assets	91,482	170,326
Right-of-use assets, operating lease	54,870	143,438
Other non-current assets	6,280	28,766
Total Assets	27,663,627	27,267,493
Taxes payable	608,402	469,835
Other current liabilities	540,344	477,928
Non-current liabilities		54,718
Total Liabilities	1,148,746	1,002,481
Net assets	$ 26,514,881	$ 26,265,012